Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Derivative Financial Instruments

The fair value of derivative financial instruments contracted by the Company is as follows:

	December 31, 2012	December 31, 2011
Fair value of interest rate swap hedging instruments —current and non current portions	$35,591	$45,315

Derivative Interest Rate Agreements

The Company entered into certain derivative interest rate agreements to fix the interest rate on debt drawn or anticipated to be drawn under its credit facility. A total of $580,000 has been swapped into fixed rate debt at a weighted average rate of 3.59%, with details as follows:

Start Date	Maturity Date	Notional Amount	Fixed Rate %
May 12, 2008	March 17, 2013	$60,000	3.40
May 19, 2008	March 17, 2013	60,000	3.40
May 20, 2008	March 17, 2013	68,000	3.40
November 19, 2008	November 29, 2013	50,000	3.30
December 17, 2008	March 17, 2013	20,000	3.40
December 17, 2008	December 17, 2016	60,000	(1) 3.69
December 17, 2008	December 17, 2016	60,000	(2) 3.81
December 17, 2008	March 17, 2013	45,000	3.40
December 17, 2008	December 17, 2016	71,000	(2) 3.71
July 15, 2009	August 29, 2014	41,000	3.78
October 29, 2010	October 29, 2015	45,000	4.25

	Total / Weighted average rate	$580,000	3.59%

(1)	The swap counterparty had a one time option to cancel the swaps in February 2013 which was not exercised
(2)	The swap counterparties had a one time option to cancel the swaps in March 2013 which was not exercised